Annual Total Returns - Franklin Allocation VIP Fund [BarChart] - FTVIP Class 1-62 - Franklin Allocation VIP Fund - Class 1	May 01, 2021
Bar Chart Table:
Annual Return 2011	(1.28%)
Annual Return 2012	15.56%
Annual Return 2013	24.14%
Annual Return 2014	3.05%
Annual Return 2015	(5.93%)
Annual Return 2016	13.43%
Annual Return 2017	12.17%
Annual Return 2018	(9.34%)
Annual Return 2019	20.04%
Annual Return 2020	12.19%